CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Internet Games [Member] | Sales [Member] | Internet Game A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	52.00%	41.00%	17.00%
China Mobile [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	30.00%	36.00%	62.00%
China Mobile [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	63.00%	52.00%
China Mobile [Member] | WVAS [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	24.00%	28.00%	37.00%
China Mobile [Member] | Mobile Games [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	6.00%	8.00%	25.00%
China Unicom [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	5.00%	7.00%	7.00%
China Unicom [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	9.00%	7.00%
China Unicom [Member] | WVAS [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	5.00%	7.00%	7.00%
China Unicom [Member] | Mobile Games [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage
China Telecom [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	6.00%	6.00%	5.00%
China Telecom [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	9.00%	15.00%
China Telecom [Member] | WVAS [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	6.00%	6.00%	5.00%
China Telecom [Member] | Mobile Games [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage